Provision for Taxes, Civil and Labor Risks - Schedule of Amounts of Claims for Which No Provision Recorded (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Proceedings for which no provision was recorded	R$ 265,898	R$ 237,235
Taxes [member]
Disclosure of contingent liabilities [line items]
Proceedings for which no provision was recorded	87,384	80,648
Civil [member]
Disclosure of contingent liabilities [line items]
Proceedings for which no provision was recorded	43,203	23,304
Labor [member]
Disclosure of contingent liabilities [line items]
Proceedings for which no provision was recorded	R$ 135,311	R$ 133,283